Note 4 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Net sales		$ 1,335,769	$ 1,199,581
Canned Vegetables [Member]
Net sales		877,391	815,780
B&G Foods, Inc [Member]
Net sales	[1]	122,800	71,200
Frozen [Member]
Net sales		104,980	113,115
Fruit [Member]
Net sales		97,393	91,941
Chip Products [Member]
Net sales		11,500	9,700
Prepared Foods [Member]
Net sales		105,044	79,593
Manufactured Product, Other [Member]
Net sales		$ 16,700	$ 18,300

[1]	B&G includes both canned and frozen vegetable sales exclusively for B&G under the Green Giant label.